Intangible assets (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Contract asset	R$ 380,204	R$ 183,876
Intangible assets	1,933,347	2,191,361
Total	R$ 2,313,551	R$ 2,375,237